Risk and Capital Management - Summary of Liquidity Indicators (Detail)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of liquidity risk indicators [abstract]
Net assets / customers funds within 30 days	56.50%	85.20%
Net assets / total customers funds	21.40%	31.60%
Net assets / total financial assets	16.20%	23.40%